May 4, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: 	American Fidelity Separate Account A (File Nos. 002-30771,
811-01764)
Ladies and Gentlemen:
            On behalf of American Fidelity Assurance Company (the ?Company?) and American Fidelity Separate Account A (?Separate Account A?), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of Prospectus and Statement of Additional Information (?SAI?) for certain variable annuity contracts offered by the Company through Separate Account A otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account A, which was filed electronically with the Securities and Exchange Commission via EDGAR on April
29, 2026 and became effective on May 1, 2026.
Sincerely,
/s/ Paul S. Arvin
Paul S. Arvin
Assistant Vice President